United States
     Securities And Exchange Commission
           Washington, DC  20549

                 FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2000

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
                34th Floor
                New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY February 14, 2001

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.


FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name



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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                          December 31, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Avanex Corp./R 3/01            COM              05348W109     1616    27130 SH       Sole                    27130
Avanex Corp./R 9/01            COM              05348W109      694    11650 SH       Sole                    11650
Bank of New York               COM              064057102    10000   181200 SH       Sole                   181200
Boeing Corp.                   COM              097023105    16840   255150 SH       Sole                   255150
Calico Commerce                COM              129897104       61    62868 SH       Sole                    62868
Cintas Corp.                   COM              172908105     7445   139975 SH       Sole                   139975
Dal-Tile Int'l                 COM              23426R108    11641   820490 SH       Sole                   820490
Dal-Tile Int'l/R 12/01         COM              23426R108     3357   236634 SH       Sole                   236634
EntreMed, Inc.                 COM              29382F103     2614   151550 SH       Sole                   151550
Exxon Mobil Corp.              COM              30231G102     7101    81679 SH       Sole                    81679
H & R Block, Inc.              COM              093671105     9214   222700 SH       Sole                   222700
Hawaiian Electric              COM              419870100      558    15000 SH       Sole                    15000
Japan OTC Fund                 COM              471091108     1289   224200 SH       Sole                   224200
Latitude Comm                  COM              518292107      176    45354 SH       Sole                    45354
Linear Technology              COM              535678106    24045   519900 SH       Sole                   519900
MBIA, Inc.                     COM              55262C100    12953   174750 SH       Sole                   174750
Mettler-Toledo Int'l           COM              592688105    20981   385852 SH       Sole                   385852
Molex Inc. Cl A                COM              608554200     6724   264350 SH       Sole                   264350
Monarch Dental/R 9/00          COM              609044102       16    31050 SH       Sole                    31050
Netcentives, Inc.              COM              64108P101      122    31995 SH       Sole                    31995
Pennzoil-Quaker State          COM              709323109     9826   763200 SH       Sole                   763200
Phelps Dodge Corp.             COM              717265102    12072   216300 SH       Sole                   216300
Rational Software              COM              75409P202      234     6000 SH       Sole                     6000
Redback Netwk/R 7/01           COM              757209101      403     9832 SH       Sole                     9832
Schlumberger Ltd.              COM              806857108     9928   124200 SH       Sole                   124200
SpectraLink Corp.              COM              847580107      297    20559 SH       Sole                    20559
St Mary Land & Expl.           COM              792228108    42955  1289462 SH       Sole                  1289462
Summo Minerals                 COM              86636K106        4   100000 SH       Sole                   100000
Tibco Software Inc.            COM              88632Q103     1742    36330 SH       Sole                    36330
Tidewater Inc.                 COM              886423102     1988    44800 SH       Sole                    44800
Transocean Sedco Forex         COM              G90078109     7256   157750 SH       Sole                   157750
Tularik, Inc.                  COM              899165104      334    11181 SH       Sole                    11181
Waters Corporation             COM              941848103    11703   140150 SH       Sole                   140150
Westport Resources             COM              961415106     7742   352900 SH       Sole                   352900
REPORT SUMMARY                 34 DATA RECORDS              243931            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED